RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Restricted Cash [Abstract]
Summary of restricted cash	The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Credit obligations	$47	$37
Operations	38	42
Development projects	—	6
Total	85	85
Less: non-current	(54)	(46)
Current	$31	$39